UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund: BlackRock Municipal Income Fund, Inc. (formerly, BlackRock Muni Intermediate Duration Fund, Inc.) (MUI)1

[1]

On April 11, 2022, BlackRock MuniHoldings Investment Quality Fund (the “Non-Surviving Fund”) was reorganized into BlackRock Municipal Income Fund, Inc. (the “Surviving Fund”). The voting record of the Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Municipal Income Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2022 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21348
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock Municipal Income Fund, Inc.

==================== BlackRock Municipal Income Fund, Inc. =====================

On April 11, 2022, BlackRock MuniHoldings Investment Quality Fund (Investment
Company Act file no. 811-08349, CIK no. 0001045126)  (the "Non-Surviving Fund")
was reorganized into BlackRock Municipal Income Fund, Inc. (Investment Company
Act file no. 811-21348, CIK no. 0001232860). The voting record of the
Non-Surviving Fund prior to April 11, 2022 is shown under the heading entitled
"BlackRock MuniHoldings Investment Quality Fund," below, as applicable.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ BlackRock MuniHoldings Investment Quality Fund ================

On April 11, 2022, BlackRock MuniHoldings Investment Quality Fund (Investment
Company Act file no. 811-08349, CIK no. 0001045126) (the "Non-Surviving Fund")
was reorganized into BlackRock Municipal Income Fund, Inc. (Investment Company
Act file no. 811-21348, CIK no. 0001232860). The voting record of the
Non-Surviving Fund prior to April 11, 2022 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Municipal Income Fund, Inc.

Date: August 25, 2022